Note 19 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated other comprehensive income by component net of tax:

Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)
Balance as of December 31, 2015	$2,395
Other comprehensive loss before reclassification	(994)
Amount reclassified from accumulated other comprehensive income	(200)
Period change	(1,194)
Balance at December 31, 2016	$1,201

(a)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following tables present significant amounts reclassified out of each component of accumulated other comprehensive income (loss):

(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is
Details about other comprehensive income	December 31, 2016	Presented
Unrealized gains on available-for-sale securities
	$303	Investment securities gains, net
	(103)	Income taxes
	$200	Net of tax

(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is
Details about other comprehensive income	December 31, 2015	Presented
Unrealized gains on available-for-sale securities
	$323	Investment securities gains, net
	(110)	Income taxes
	$213	Net of tax

(a)	Amounts in parentheses indicate debits to net income